Taxes On Income (Reconciliation Of The Statutory Tax Expense To Actual Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Income before income taxes	$ 10,781	$ 8,910	$ 6,516
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Computed expected tax	2,695	2,138	1,629
Non-deductible operating expenses	159	123	25
Prior year adjustments	(12)	(38)	(12)
Change in valuation allowance	(63)	12	(17)
Tax effect due to "Approved Enterprise" status	(2,063)	(1,640)	(832)
Taxes related to foreign jurisdictions	30
Changes in taxe rate and other	164	72	8
Income tax expense	$ 910	$ 667	$ 801